Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss before income tax	€ (259,969)	€ (249,155)	€ (412,498)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(16,731)	(4,009)	(10,103)
Finance expense	2,493	3,707	10,338
Depreciation and amortization	23,386	23,741	15,674
Impairment of property, plant and equipment	2,466	6,594	22,810
Loss on disposal of fixed assets	3,477	11,981	587
Impairment of assets held for sale	6,711	19,064
Impairment of inventory	47,129	80,021	185,832
Share-based payment expense	7,697	9,185	14,956
Income from release of governmental contract liabilities			(574,502)
Changes of provisions	(25,842)	(58,799)
Working capital changes
Decrease / (increase) in asset held for sale	1,337
Decrease / (increase) in trade receivables and contract assets	(8,082)	9,502	(16,682)
Decrease / (increase) in inventory	(47,940)	(47,851)	(227,460)
Decrease / (increase) in prepaid expenses and other assets	16,494	8,968	(3,118)
Receipts from grants from government agencies and similar bodies			93,531
(Decrease) / increase in trade and other payables and contract liabilities	(29,984)	(96,186)	179,316
(Decrease) / increase in other current financial and other liabilities			(20)
Decrease / (increase) in deferred taxes	(115)	4	(1,583)
Income taxes paid	(3,891)	(128)	(502)
Interest received	15,852	1,790	81
Interest paid	(2,375)	(4,606)	(9,785)
Net cash flow provided by (used in) operating activities	(267,887)	(286,177)	(733,128)
Investing activities
Purchase of property, plant and equipment	(52,320)	(88,023)	(124,222)
Purchase of intangible assets	(2,880)	(5,199)	(3,679)
Acquisition of subsidiary, net of cash acquired		(277)
Net cash flow provided by (used in) investing activities	(55,200)	(93,499)	(127,901)
Financing activities
Payments on lease obligations	(5,193)	(4,221)	(3,183)
Proceeds from the issuance of shares (net of transaction costs)	235,840		404,062
Payment on / proceeds from treasury shares/exercise of options	246	910	(30,915)
Proceeds from at-the-market offering program (net of transaction costs)		66,484
Repayment of the EIB loan			(25,000)
Net cash flow provided by financing activities	230,893	63,173	344,964
Net increase (decrease) in cash and cash equivalents	(92,194)	(316,503)	(516,065)
Effect of currency translation gains on cash and cash equivalents	(1,151)	836	4,936
Cash and cash equivalents, beginning of period	495,797	811,464	1,322,593
Cash and cash equivalents, end of period	€ 402,452	€ 495,797	€ 811,464